Cover	Oct. 15, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2024
Entity File Number	001-40912
Entity Registrant Name	Compass Digital Acquisition Corp.
Entity Central Index Key	0001851909
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	195 US HWY 50
Entity Address, Address Line Two	Suite 309
Entity Address, City or Town	Zephyr Cove
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89448
City Area Code	(775)
Local Phone Number	339-1671
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share and one-third of one redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share and one-third of one redeemable Warrant
Trading Symbol	CDAQU
Security Exchange Name	NASDAQ
Class A Ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	CDAQ
Security Exchange Name	NASDAQ
Warrants, each exercisable for one Class A Ordinary Share for $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one Class A Ordinary Share for $11.50 per share
Trading Symbol	CDAQW
Security Exchange Name	NASDAQ